Note 28 - Retained earnings, revaluation reserves and other reserves	12 Months Ended
Dec. 31, 2020
Retained earnings, revaluation reserves and other reserves.
Retained earnings, revaluation reserves and other reserves

28. Retained earnings, revaluation reserves and other reserves

28.1. Breakdown of the balance

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2020	2019	2018
Legal reserve	653	653	653
Restricted reserve	120	124	133
Reserves for regularizations and balance revaluations	-	-	3
Voluntary reserves	8.117	8.331	8.010
Total reserves holding company	8.890	9.108	8.799
Consolidation reserves attributed to the Bank and subsidiary consolidated companies.	21.454	20.161	18.018
Total	30.344	29.269	26.028

28.2. Legal reserve

Under the amended Spanish Corporations Act, 10% of any profit made each year must be transferred to the legal reserve. The transfer must be made until the legal reserve reaches 20% of the common stock.

The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.

28.3. Restricted reserves

As of December 31, 2020, 2019 and 2018, the Bank’s restricted reserves are as follows:

Restricted reserves. Breakdown by concepts (Millions of Euros)
	2020	2019	2018
Restricted reserve for retired capital	88	88	88
Restricted reserve for parent company shares and loans for those shares	30	34	44
Restricted reserve for redenomination of capital in euros	2	2	2
Total	120	124	133

The restricted reserve for retired capital resulted from the reduction of the nominal par value of the BBVA shares made in April 2000.

The second heading corresponds to restricted reserves related to the amount of shares issued by the Bank in its possession at each date, as well as the amount of customer loans outstanding at those dates that were granted for the purchase of, or are secured by, the parent company shares.

Finally, pursuant to Law 46/1998 on the Introduction of the Euro, a restricted reserve is recognized as a result of the rounding effect of the redenomination of the parent company common stock in euros.

28.4. Retained earnings, Revaluation reserves and other reserves by entity

The breakdown, by company or corporate group, under the headings “Retained earnings”, “Revaluation reserves” and “other reserves” in the accompanying consolidated balance sheets is as follows:

Retained earnings, revaluation reserves and other reserves. Breakdown by company or corporate group (Millions of Euros)
	2020	2019	2018
Retained earnings (losses) and revaluation reserves
Holding Company	15.014	16.623	14.698
BBVA Bancomer Group	12.890	10.645	10.014
Garanti BBVA Group	2.509	1.985	1.415
BBVA Banco Provincial Group	1.731	1.736	1.745
BBVA Argentine Group	1.302	1.148	1.220
BBVA Colombia Group	1.287	1.130	998
Corporación General Financiera S.A.	920	932	1.084
BBVA Peru Group	984	848	756
BBVA Chile Group	619	597	168
BBVA Paraguay	160	130	119
Pecri Inversión S.L.	114	(50)	(74)
Bilbao Vizcaya Holding, S.A.	77	62	49
Compañía de Cartera de Inversiones, S.A.	59	47	108
Gran Jorge Juan, S.A.	42	27	(33)
Banco Industrial de Bilbao, S.A.	(12)	(13)	-
BBVA Seguros, S.A.	(35)	(99)	(127)
BBVA Suiza, S.A.	(47)	(52)	(53)
BBVA Portugal Group	(52)	(59)	(66)
Anida Grupo Inmobiliario	(594)	(587)	363
Sociedades inmobiliarias Unnim	(617)	(594)	(587)
BBVA USA Bancshares Group	(1.078)	(317)	(586)
Anida Operaciones Singulares, S.A.	(5.409)	(5.375)	(5.317)
Other	644	624	172
Subtotal	30.508	29.388	26.066
Other reserves or accumulated losses of investments in joint ventures and associates
ATOM Bank PLC	(91)	(56)	(28)
Metrovacesa, S.A.	(84)	(75)	(61)
Other	11	12	51
Subtotal	(164)	(119)	(38)
Total	30.344	29.269	26.028

For the purpose of allocating the reserves and accumulated losses to the consolidated entities and to the parent company, the transfers of reserves arising from the dividends paid and transactions between these entities are taken into account in the period in which they took place.